Fair Value Measurements - Financial Assets and Liabilities Measured on Recurring Basis (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment in other expense	$ 6
Financial Assets and Liabilities Measured on Recurring Basis
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment in other expense	$ 6